Income Taxes (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Mar. 24, 2012
Income Taxes (Textual) [Abstract]
Alternative minimum tax credit carryforward with no expiration period amount		$ 1,400,000	$ 1,400,000
Unrecognized Tax Benefits increase decrease period		12 months
Accruals for the payment of interest and penalties		0
Income Taxes (Additional Textual) [Abstract]
Decrease in net deferred tax assets		57,905,000	43,975,000		3,000,000
Tonnage tax regime period	5 years
Decrease in current deferred tax asset	2,400,000
Decrease in noncurrent deferred tax liability	2,400,000
Company's effective tax rate		0.20%	(1.00%)	(77.30%)
Total net deferred tax assets related to discontinued operations, before taking into account valuation allowance		39,800,000	8,700,000
Net deferred tax assets		400,000	600,000
Domestic Tax Authority [Member]
Income Taxes (Textual) [Abstract]
Net operating loss carryforwards		117,400,000	134,500,000
State and Local Jurisdiction [Member]
Income Taxes (Textual) [Abstract]
Net operating loss carryforwards		$ 33,800,000	$ 20,500,000